Business Combination and Deferred and Contingent Consideration on Acquisitions - Schedule of Fair Values of Acquired Assets and Liabilities (Details) R$ in Thousands	Jun. 30, 2025 BRL (R$)
Schedule of Fair Values of Acquired Assets and Liabilities [Abstract]
Cash and cash equivalents	R$ 9
Accounts receivable	10
Brand	1,037
Technology software	989
Total - Assets	2,045
Labor obligations	(9)
Tax obligations	(172)
Loans and financing	(920)
Deferred tax	(689)
Total - Liabilities	(1,790)
Goodwill	1,187
Net assets acquired	R$ 1,442